Segments of Business - Summary of Revenues, Operating Loss, Long-Lived Assets By Geographic Area (Details) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2019		Sep. 30, 2018	Sep. 30, 2019		Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue:	$ 9,653,440		$ 10,098,400	$ 30,561,983		$ 30,493,839	$ 40,613,709		$ 41,432,863
Operating Income (Loss):	(4,233,442)		(671,316)	(8,926,026)		(3,472,503)	(5,355,101)		(5,235,377)
Non-current Assets:	38,386,754	[1]		38,386,754	[1]		28,118,104		28,383,458
United States [Member]
Segment Reporting Information [Line Items]
Revenue:	7,635,120		8,038,545	24,441,959		23,984,963	31,930,427		32,804,708
Operating Income (Loss):	(4,380,394)		(711,846)	(9,080,259)		(2,179,967)	(5,666,969)		(4,554,429)
Non-current Assets:	35,825,711	[1]		35,825,711	[1]		24,795,368		24,630,101
South Africa [Member]
Segment Reporting Information [Line Items]
Revenue:	1,383,906		1,352,340	4,123,148		4,321,668	5,825,967		5,777,306
Operating Income (Loss):	110,956		29,485	77,682		50,680	139,088		(798,914)
Non-current Assets:		[1],[2]			[1],[2]		909,514	[2]	1,203,610
Europe [Member]
Segment Reporting Information [Line Items]
Revenue:	634,414		707,515	1,996,876		2,187,208	2,857,315		2,850,849
Operating Income (Loss):	35,996		$ 11,045	76,551		$ (1,343,216)	172,780		117,966
Non-current Assets:	$ 2,561,043	[1]		$ 2,561,043	[1]		$ 2,413,222		$ 2,549,747

[1]	Non-current assets increased due to the adoption of ASC 842 effective January 1, 2019.
[2]	Amounts are included in assets held for sale at September 30, 2019.